INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 33	$ 19	$ 4
Add: increase in provision	55	22	22
Deduct: inventory obsolescence write off	(34)	(8)	(7)
Impact of foreign exchange	1	0	0
Inventory obsolescence provision - ending	$ 55	$ 33	$ 19